OTHER ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER ASSETS
Deferred connection costs	$ 10,437	$ 13,555
Other	2,969	3,309
Other assets	$ 13,406	$ 16,864